UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-07507

DWS Investments VIT Funds

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 09/30/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2007 (Unaudited)

DWS RREEF Real Estate Securities VIP

	Shares	Value ($)

Common Stocks 100.1%
Real Estate Investment Trusts (“REITs”) 98.4%
Apartments 17.1%
Apartment Investment & Management Co. "A"	12,300	555,099
Archstone-Smith Trust	7,350	442,029
AvalonBay Communities, Inc.	8,332	983,676
BRE Properties, Inc.	6,700	374,731
Equity Residential	4,850	205,446
Essex Property Trust, Inc.	3,050	358,588
Post Properties, Inc.	4,900	189,630

		3,109,199

Health Care 7.5%
Healthcare Realty Trust, Inc.	4,400	117,304
LTC Properties, Inc.	7,100	168,057
Nationwide Health Properties, Inc.	9,650	290,755
Senior Housing Properties Trust	10,700	236,042
Ventas, Inc.	13,350	552,690

		1,364,848
Hotels 8.0%
FelCor Lodging Trust, Inc.	11,100	221,223
Host Hotels & Resorts, Inc.	40,944	918,783
LaSalle Hotel Properties	7,750	326,120

		1,466,126
Industrial 9.1%
AMB Property Corp.	7,300	436,613
ProLogis	18,350	1,217,522

		1,654,135
Manufactured Homes 1.5%
Equity Lifestyle Properties, Inc.	5,100	264,180
Office 21.7%
BioMed Realty Trust, Inc.	3,400	81,940
Boston Properties, Inc.	5,250	545,475
Digital Realty Trust, Inc.	5,000	196,950
Douglas Emmett, Inc.	13,650	337,564
Kilroy Realty Corp.	2,350	142,481
Mack-Cali Realty Corp.	3,240	133,164
Parkway Properties, Inc.	3,150	139,041
SL Green Realty Corp.	7,400	864,098
Vornado Realty Trust	12,403	1,356,268
Washington Real Estate Investment Trust	4,900	162,582

		3,959,563
Regional Malls 19.7%
General Growth Properties, Inc.	20,000	1,072,400
Simon Property Group, Inc.	17,350	1,735,000
Taubman Centers, Inc.	3,400	186,150
The Macerich Co.	6,900	604,302

		3,597,852
Shopping Centers 9.7%
Federal Realty Investment Trust	6,850	606,910
Kite Realty Group Trust	3,550	66,740
Regency Centers Corp.	9,250	709,937
Saul Centers, Inc.	1,900	97,850
Tanger Factory Outlet Centers, Inc.	7,150	290,219

		1,771,656
Specialty Services 0.8%
Entertainment Properties Trust	3,000	152,400
Storage 3.3%
Extra Space Storage, Inc.	2,300	35,397
Public Storage	7,150	562,348

		597,745

Total Real Estate Investment Trusts (“REITs”) (Cost $16,533,776)		17,937,704

Other 1.7%
Starwood Hotels & Resorts Worldwide, Inc. (Cost $284,791)	4,950	300,713
	Principal Amount ($)	Value ($)

Repurchase Agreements 0.5%
State Street Bank and Trust Co., 3.55%, dated 9/28/2007, to be repurchased at $90,027 on 10/1/2007 (a) (Cost $90,000)	90,000	90,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $16,908,567)	100.6	18,328,417
Other Assets and Liabilities, Net	(0.6)	(108,292)

Net Assets	100.0	18,220,125

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

(a)	Collateralized by $85,000 US Treasury Bond, 6.0%, maturing on 2/15/2026 with a value of $96,157.
REIT: Real Estate Investment Trust

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Real Estate Securities VIP, a series of DWS Investments VIT Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS RREEF Real Estate Securities VIP, a series of DWS Investments VIT Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 16, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        November 16, 2007